Share-based payments - Schedule of number and weighted average exercise prices of other equity instruments (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Ordinary shares
Reconciliation of Share Options [Roll Forward]
Granted during the year (in shares)	299,572
Number of shares entitled (in shares)	1
Ordinary shares | Chief Executive Officer
Reconciliation of Share Options [Roll Forward]
Amended during the year (in shares)	(1,470,618)
Share options, class C
Reconciliation of Share Options [Roll Forward]
Number of shares entitled (in shares)	2
Share options, class C | Chief Executive Officer
Reconciliation of Share Options [Roll Forward]
Granted during the year (in shares)	17,505,672
Amended during the year (in shares)	(2,941,236)
Weighted average fair value, granted during period (in us dollar per share) | $ / shares	$ 91.8
Weighted average fair value, amended during period (in us dollar per share) | $ / shares	$ 91.8
Restricted share units
Reconciliation of Other Equity Instruments [Roll Forward]
Number of other equity instruments outstanding at beginning of period (in shares)	0	0	0
Granted during the year (in shares)	1,026,951	0	0
Exercised during the year (in shares)	0	0	0
Amended during the year (in shares)	0
Forfeited during the year (in shares)	(28,044)	0	0
Number of other equity instruments outstanding at end of period (in shares)	998,907	0	0
Weighted average fair value, outstanding at beginning of period (in us dollar per share) | $ / shares	$ 0	$ 0	$ 0
Weighted average fair value, granted during period (in us dollar per share) | $ / shares	34.2	0	0
Weighted average fair value, exercised during period (in us dollar per share) | $ / shares	0	0	0
Weighted average fair value, amended during period (in us dollar per share) | $ / shares	0
Weighted average fair value, forfeited during period (in us dollar per share) | $ / shares	34.0	0	0
Weighted average fair value, outstanding at end of period (in us dollar per share) | $ / shares	$ 34.2	$ 0	$ 0
Number of other equity instruments outstanding at end of period, equivalent of Klarna Group plc Shares (in shares)	3,649,304
Weighted average fair value, outstanding at end of period, equivalent of Klarna Group plc Shares (in us dollar per share) | $ / shares	$ 20.4
Restricted share units | Ordinary shares
Reconciliation of Share Options [Roll Forward]
Granted during the year (in shares)	2,563,600
Restricted share units | Klarna Group PLC subsidiary
Reconciliation of Other Equity Instruments [Roll Forward]
Number of other equity instruments outstanding at beginning of period (in shares)	26,411,646	10,208,104	7,988,295
Granted during the year (in shares)	123,335	22,659,832	7,081,803
Released during the year (in shares)	(8,225,629)	(3,164,977)	(2,411,162)
Exercised during the year (in shares)	0	0	0
Repurchased during the year (in shares)	0
Amended during the year (in shares)	0
Forfeited during the year (in shares)	(3,712,137)	(3,291,313)	(2,450,832)
Number of other equity instruments outstanding at end of period (in shares)	14,597,215	26,411,646	10,208,104
Weighted average fair value, outstanding at beginning of period (in us dollar per share) | $ / shares	$ 4.5	$ 4.9	$ 6.0
Weighted average fair value, granted during period (in us dollar per share) | $ / shares	10.1	4.4	4.2
Weighted average fair value, released during period (in us dollar per share) | $ / shares	5.3	5.3	6.3
Weighted average fair value, exercised during period (in us dollar per share) | $ / shares	0	0	0
Weighted average fair value, repurchased during period (in us dollar per share) | $ / shares	0
Weighted average fair value, amended during period (in us dollar per share) | $ / shares	0
Weighted average fair value, forfeited during period (in us dollar per share) | $ / shares	5.0	4.7	5.1
Weighted average fair value, outstanding at end of period (in us dollar per share) | $ / shares	$ 5.1	$ 4.5	$ 4.9
Share warrants and share options
Reconciliation of Share Options [Roll Forward]
Number of options outstanding at beginning of period (in shares)	6,100,140	0	0
Granted during the year (in shares)	24,909,751	6,100,140	0
Exercised during the year (in shares)	(2,400,000)	0	0
Amended during the year (in shares)	(1,477,164)
Forfeited during the year (in shares)	0	0	0
Number of options outstanding at end of period (in shares)	27,132,727	6,100,140	0
Weighted average exercise price outstanding, beginning balance (in us dollar per share) | $ / shares	$ 46.0	$ 0	$ 0
Weighted average fair value, granted during period (in us dollar per share) | $ / shares	57.0	46.0	0
Weighted average fair value, exercised during period (in us dollar per share) | $ / shares	0	0	0
Weighted average fair value, amended during period (in us dollar per share) | $ / shares	38.2
Weighted average fair value, forfeited during period (in us dollar per share) | $ / shares	0	0	0
Weighted average exercise price outstanding, ending balance (in us dollar per share) | $ / shares	$ 60.6	$ 46.0	$ 0
Share warrants and share options | Ordinary shares
Reconciliation of Share Options [Roll Forward]
Number of shares received per two Class C award vested (in shares)	1
Share warrants and share options | Share options, class C
Reconciliation of Share Options [Roll Forward]
Number of shares received per two Class C award vested (in shares)	2
Share options, class C
Reconciliation of Share Options [Roll Forward]
Number of options outstanding at beginning of period (in shares)	0	0	0
Granted during the year (in shares)	17,505,672	0	0
Exercised during the year (in shares)	0	0	0
Amended during the year (in shares)	2,941,236
Forfeited during the year (in shares)	0	0	0
Number of options outstanding at end of period (in shares)	20,446,908	0	0
Weighted average exercise price outstanding, beginning balance (in us dollar per share) | $ / shares	$ 0	$ 0	$ 0
Weighted average fair value, granted during period (in us dollar per share) | $ / shares	45.9	0	0
Weighted average fair value, exercised during period (in us dollar per share) | $ / shares	0	0	0
Weighted average fair value, amended during period (in us dollar per share) | $ / shares	19.1
Weighted average fair value, forfeited during period (in us dollar per share) | $ / shares	0	0	0
Weighted average exercise price outstanding, ending balance (in us dollar per share) | $ / shares	$ 42.0	$ 0	$ 0
Warrants
Reconciliation of Share Options [Roll Forward]
Repurchased during the year (in shares)	(1,267,752)
Number of share options outstanding at end of period, equivalent of Klarna Group plc Shares (in shares)	26,730,252
Weighted average fair value, outstanding at end of period, equivalent of Klarna Group plc Shares (in us dollar per share) | $ / shares	$ 50.4
Warrants | Ordinary shares
Reconciliation of Share Options [Roll Forward]
Exercised during the year (in shares)	(2,400,000)
Warrants | Klarna Group PLC subsidiary
Reconciliation of Share Options [Roll Forward]
Number of options outstanding at beginning of period (in shares)	2,507,534	2,552,243	1,933,083
Granted during the year (in shares)	0	360,590	1,102,024
Released during the year (in shares)	0	0	0
Exercised during the year (in shares)	(90,000)	(126,580)	(65,346)
Repurchased during the year (in shares)	(105,646)
Amended during the year (in shares)	0
Forfeited during the year (in shares)	(84,367)	(278,719)	(417,518)
Number of options outstanding at end of period (in shares)	2,227,521	2,507,534	2,552,243
Weighted average exercise price outstanding, beginning balance (in us dollar per share) | $ / shares	$ 543.0	$ 538.0	$ 515.0
Weighted average fair value, granted during period (in us dollar per share) | $ / shares	0	515.0	578.0
Weighted average fair value, released during period (in us dollar per share) | $ / shares	0	0	0
Weighted average fair value, exercised during period (in us dollar per share) | $ / shares	231.0	162.0	76.0
Weighted average fair value, repurchased during period (in us dollar per share) | $ / shares	441.0
Weighted average fair value, amended during period (in us dollar per share) | $ / shares	0
Weighted average fair value, forfeited during period (in us dollar per share) | $ / shares	631.0	505.0	226.0
Weighted average exercise price outstanding, ending balance (in us dollar per share) | $ / shares	$ 605.0	$ 543.0	$ 538.0
Share options | Chief Executive Officer
Reconciliation of Share Options [Roll Forward]
Amended during the year (in shares)	(1,477,164)